Income tax (Tables)	12 Months Ended
Dec. 31, 2025
Income tax
Summary of Income before income tax

	Years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Income before income tax	982,093	1,719,015	2,362,908
Cayman Islands	2,750	12,994	(1,765)
Singapore	—	—	—
Hong Kong, China	7,844	13,632	11,537
Chinese Mainland	971,499	1,692,389	2,353,136

Summary of income tax expense

	Years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Current income tax expense	275,107	531,961	764,365
Cayman Islands	—	—	—
Singapore	—	—	—
Hong Kong, China	—	—	—
Chinese Mainland	275,107	531,961	764,365
Deferred income tax benefit	(32,071)	(85,930)	(22,719)
Cayman Islands	—	—	—
Singapore	—	—	—
Hong Kong, China	—	—	—
Chinese Mainland	(32,071)	(85,930)	(22,719)
Total	243,036	446,031	741,646

Summary of actual income tax expenses differ from the amount computed by applying the PRC statutory income tax rate

	Years ended December 31,
	2023		2024		2025
	RMB	%	RMB	%	RMB	%
Income taxes at the PRC statutory income tax rate of 25%	245,523	25.0%	429,754	25.0%	590,727	25.0%
Foreign tax effects	(2,649)	(0.3)%	(6,657)	(0.4)%	(2,443)	(0.1)%
Chinese Mainland
Withholding tax on distributable earnings	—	—	54,000	3.1%	195,967	8.3%
Tax holiday	(44,557)	(4.5)%	(39,445)	(2.3)%	(64,321)	(2.7)%
Preferential tax rate	—	—	—	—	(2,344)	(0.1)%
Non-deductible expenses	8,080	0.8%	7,189	0.4%	11,859	0.5%
Additional deduction for research and development expenses	(5,249)	(0.5)%	(9,472)	(0.6)%	(13,254)	(0.6)%
Share-based compensation	40,995	4.2%	8,198	0.5%	32,868	1.4%
Tax loss expiration	30	0.0%	3,885	0.2%	3	0.0%
Change in valuation allowance	(68)	(0.0)%	(2,522)	(0.1)%	(10,143)	(0.4)%
Others	931	0.0%	1,101	0.1%	2,727	0.1%
Total	243,036	24.7%	446,031	25.9%	741,646	31.4%

Summary of effect of the tax holiday

	Years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Effect of tax holiday	44,557	39,445	64,321
Net income per ordinary share – Basic	0.11	0.10	0.15
Net income per ordinary share – Diluted	0.11	0.09	0.15

Summary of tax effects of temporary differences that give rise to the deferred tax assets (liabilities)

	As of December 31,
	2024	2025
	RMB	RMB
Tax losses carried forward	51,391	29,046
Allowance for doubtful accounts	11,980	13,712
Accrued payroll and other expenses	9,178	14,071
Inventory write-down	4,561	5,014
Deferred revenue	157,361	174,098
Operating lease liabilities	391,748	303,059
Property and equipment	47,337	41,005
Excessive advertising and promotional expenses	35,185	37,762
Others	2,562	11,240
Total gross deferred tax assets	711,303	629,007
Valuation allowance on deferred tax assets	(74,850)	(64,707)
Deferred tax assets, net of valuation allowance	636,453	564,300
Contract costs	(29,853)	(33,567)
Operating lease right-of-use assets	(375,723)	(277,137)
Deferred tax liabilities	(405,576)	(310,704)
Net deferred tax assets	230,877	253,596

	As of December 31,
	2024	2025
	RMB	RMB
Deferred tax assets	230,877	253,596
Deferred tax liabilities	—	—
Net deferred tax assets	230,877	253,596

Summary of movement of the valuation allowance

	As of December 31,
	2024	2025
	RMB	RMB
Balance at the beginning of the year	77,372	74,850
Addition (reversal)	1,363	(10,140)
Reduction as a result of expiry of net operating loss carried forward	(3,885)	(3)
Balance at the end of the year	74,850	64,707